Pay vs Performance Disclosure	12 Months Ended
	Dec. 29, 2023 USD ($)	Dec. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 25, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Fixed $100 Investment Based On:
Year	Summary Compensation Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs (2)(3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (Loss) (5)	Non-GAAP Operating Margin (6)
2023	$5,667,554	7,153,862	$1,873,047	$2,145,295	$99	$225	$(42,985)	2.9%
2022	$5,022,764	3,335,107	$1,800,168	$699,947	$79	$136	$72,804	9.8%
2021	$3,646,356	5,159,918	$1,431,549	$2,498,562	$136	$212	$70,899	10.7%
2020	$2,474,500	1,831,168	$1,387,550	$1,288,852	$90	$148	$33,279	8.3%

Company Selected Measure Name	non-GAAP operating margin
Named Executive Officers, Footnote	Jeffrey Andreson was our principal executive officer (“PEO”) for 2023, 2022, 2021, and 2020.For 2023, non-PEO NEOs were Larry Sparks, Greg Swyt, Phil Barros, Bruce Ragsdale, and Christopher Smith. For 2022, non-PEO NEOs were Larry Sparks, Phil Barros, Christopher Smith, Kevin Canty, and Paul Chhabra. For 2021, non-PEO NEOs were Larry Sparks, Phil Barros, Kevin Canty, and Christopher Smith. For 2020, non-PEO NEOs were Larry Sparks and Phil Barros.
PEO Total Compensation Amount	$ 5,667,554	$ 5,022,764	$ 3,646,356	$ 2,474,500
PEO Actually Paid Compensation Amount	$ 7,153,862	3,335,107	5,159,918	1,831,168
Adjustment To PEO Compensation, Footnote	For a detailed calculation of the amounts in these columns, refer to Compensation Actually Paid below. In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

	2023
Name	PEO	Average of non-PEO NEOs
Summary compensation table total	$5,667,554	$1,873,047
Deduct: Amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year	(4,721,589)	(1,324,122)
Add: Awards granted during the current applicable year that remain unvested as of the current applicable year end (1)	5,128,520	1,386,169
Add/(deduct): Change in fair value of awards granted in prior years that were outstanding and unvested as of the applicable current year end (2)	928,634	181,066
Add/(deduct): Change in fair value for awards that were granted in prior years that vested in the current applicable year (3)	150,743	29,135
Deduct: Awards that were granted in prior years that were forfeited in the applicable current year (4)	—	—
Compensation actually paid	$7,153,862	$2,145,295
	This adjustment pertains to awards granted in the current applicable year that are outstanding and unvested as of the current applicable year end. It is calculated as follows: The fair value of awards unvested and outstanding as of the applicable current year end.This adjustment pertains to awards granted in prior years that are outstanding and unvested at both the applicable current and prior year ends. It is calculated as follows: (i) The fair value of awards outstanding and unvested as of the applicable current year end, less (ii) the fair value of awards outstanding and unvested as of the prior year end.This adjustment pertains to awards granted in prior years that vested in the current applicable year. It is calculated as follows: (i) The fair value of awards that vested in the current applicable year as of the vest date, less (ii) the fair value of awards outstanding and unvested as of the applicable prior year end.This adjustment pertains to awards granted in prior years that were forfeited in the current applicable year. It is calculated as follows: The fair value of awards, as of the applicable prior year end, that were forfeited during the current applicable year.
Non-PEO NEO Average Total Compensation Amount	$ 1,873,047	1,800,168	1,431,549	1,387,550
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,145,295	699,947	2,498,562	1,288,852
Adjustment to Non-PEO NEO Compensation Footnote	The Company TSR and Company’s Peer Group TSR is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2023 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K: PHLX Semiconductor Sector Index.

	2023
Name	PEO	Average of non-PEO NEOs
Summary compensation table total	$5,667,554	$1,873,047
Deduct: Amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year	(4,721,589)	(1,324,122)
Add: Awards granted during the current applicable year that remain unvested as of the current applicable year end (1)	5,128,520	1,386,169
Add/(deduct): Change in fair value of awards granted in prior years that were outstanding and unvested as of the applicable current year end (2)	928,634	181,066
Add/(deduct): Change in fair value for awards that were granted in prior years that vested in the current applicable year (3)	150,743	29,135
Deduct: Awards that were granted in prior years that were forfeited in the applicable current year (4)	—	—
Compensation actually paid	$7,153,862	$2,145,295
	This adjustment pertains to awards granted in the current applicable year that are outstanding and unvested as of the current applicable year end. It is calculated as follows: The fair value of awards unvested and outstanding as of the applicable current year end.This adjustment pertains to awards granted in prior years that are outstanding and unvested at both the applicable current and prior year ends. It is calculated as follows: (i) The fair value of awards outstanding and unvested as of the applicable current year end, less (ii) the fair value of awards outstanding and unvested as of the prior year end.This adjustment pertains to awards granted in prior years that vested in the current applicable year. It is calculated as follows: (i) The fair value of awards that vested in the current applicable year as of the vest date, less (ii) the fair value of awards outstanding and unvested as of the applicable prior year end.This adjustment pertains to awards granted in prior years that were forfeited in the current applicable year. It is calculated as follows: The fair value of awards, as of the applicable prior year end, that were forfeited during the current applicable year.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Revenue vs. WFE Industry Growth
Non-GAAP Gross Margin
Non-GAAP Operating Margin

Total Shareholder Return Amount	$ 99	79	136	90
Peer Group Total Shareholder Return Amount	225	136	212	148
Net Income (Loss)	$ (42,985,000)	$ 72,804,000	$ 70,899,000	$ 33,279,000
Company Selected Measure Amount	0.029	0.098	0.107	0.083
PEO Name	Jeffrey Andreson
Additional 402(v) Disclosure	Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue vs. WFE Industry Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Non-GAAP Measure Description	For a reconciliation between non-GAAP operating income, including non-GAAP operating margin, and the most comparable GAAP measure, operating income, refer to Appendix A - Non-GAAP Reconciliations.
PEO | Stock Awards And Option Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,721,589)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,128,520
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	928,634
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,743
PEO | Equity Awards That Were Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards And Option Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,324,122)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,386,169
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,066
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,135
Non-PEO NEO | Equity Awards That Were Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0